Jul. 28, 2017

BLACKROCK VALUE OPPORTUNITIES FUND, INC.

(the “Fund”)

Supplement dated September 12, 2017 to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated July 28, 2017, as amended or supplemented to date

This Supplement is substantially similar to the Supplements that were previously filed on March 29, 2017 and July 28, 2017, other than information in the fee table and expense example.

On March 27, 2017, the Board of Directors of the Fund (the “Fund Board”) approved certain changes to the Fund. In particular, the Fund Board approved a change in the name of the Fund to “BlackRock Advantage U.S. Total Market Fund, Inc.” and certain changes to the Fund’s investment objective, investment process and investment strategies, including the adoption of a non-fundamental policy to invest, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund Board also approved contractual expense caps for Investor A, Investor B, Investor C, Institutional and Class R Shares. The Fund is a feeder fund in a “master/feeder” structure and invests all of its assets in Master Value Opportunities LLC (the “Master LLC”). The Fund and the Master LLC currently have the same investment objective, process and strategies. On March 27, 2017, the Board of Directors of the Master LLC (the “Master Board,” and together with the Fund Board, the “Boards”) approved a change in the name of the Master LLC to “Master Advantage U.S. Total Market LLC” and approved the same changes to the Master LLC’s investment objective, investment process and investment strategies as those approved by the Fund Board with respect to the Fund. In addition, fund management has determined to make certain changes to the portfolio management team and the benchmark indices against which the Fund and the Master LLC compare their performance.

Since each of the Fund’s and the Master LLC’s investment objective is a fundamental policy of the Fund and the Master LLC, respectively, the change to each of the Fund’s and the Master LLC’s investment objective is required to be approved by shareholders. On March 27, 2017, the Boards approved a joint special meeting of shareholders of the Fund and the Master LLC to vote on the proposal to change the Fund’s and the Master LLC’s respective investment objectives. Unlike the current investment objective of each of the Fund and the Master LLC, which is a fundamental policy and may only be changed with shareholder approval, the proposed investment objective would be a non-fundamental policy of the Fund and/or the Master LLC, as applicable, that may be changed by the relevant Board in the future without shareholder approval upon prior notice to shareholders. On July 27, 2017, each Board adopted a policy (the “Policy”) whereby, contingent on shareholder approval of the investment objective proposal, the Board agrees to not change the proposed investment objective of the Fund or the Master LLC, as applicable, in the future without obtaining the “vote of a majority of the outstanding voting securities” of the Fund or the Master LLC, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The “vote of a majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of the vote of (i) 67% or more of the voting securities of the Fund or the Master LLC, as applicable, present at the meeting, if the holders of more than 50% of such outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of such outstanding voting securities of the Fund or the Master LLC, as applicable (a “1940 Act Majority”). In addition, each Board agrees not to change the Policy without a 1940 Act Majority vote. The adoption of the Policy will preserve the Fund’s and the Master LLC’s shareholders’ right to vote on any future investment objective change.

At the joint special meeting of shareholders, shareholders will also be asked to vote on proposals relating to the amendment or elimination of certain of the Fund's and the Master LLC's respective fundamental investment restrictions that have been approved by the Boards. The Boards have also approved the elimination of certain of the Fund's and the Master LLC's respective non-fundamental investment restrictions.

All of these changes are expected to become effective as soon as practicable after shareholders of the Fund and the Master LLC approve the change to the investment objective of the Fund and the Master LLC, as applicable. If the change to the investment objective of each of the Fund and the Master LLC is not approved at the joint special meeting of shareholders, the changes to the Fund’s and the Master LLC’s respective names, investment strategies, portfolio management team and benchmark indices will not take effect because such changes are incompatible with the Fund’s and the Master LLC’s respective current investment objectives.

As soon as practicable after shareholder approval of the change to each of the Fund’s and the Master LLC’s investment objective, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s and the Master LLC’s Names

The BlackRock Value Opportunities Fund, Inc. is renamed BlackRock Advantage U.S. Total Market Fund, Inc. In addition, Master Value Opportunities LLC is renamed Master Advantage U.S. Total Market LLC.

Change in the Fund’s Investment Objective

The section of the Summary Prospectus entitled “Key Facts About BlackRock Value Opportunities Fund, Inc. — Investment Objective” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities Fund, Inc. — Investment Objective” are deleted in their entirety and replaced with the following:

Investment Objective

The investment objective of the BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”) is to seek long-term capital appreciation.

The Fund is a “feeder” fund that invests all of its assets in a “master” portfolio, Master Advantage U.S. Total Market LLC (the “Master LLC”), that has the same investment objective and strategies as the Fund. All investments will be made at the Master LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master LLC. For simplicity, this prospectus uses the term “Fund” to include the Master LLC.

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About BlackRock Value Opportunities Fund, Inc. — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 3000® Index. The Russell 3000® Index is a capitalization-weighted index of equity securities from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund may invest in issuers of any market capitalization. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 3000® Index.

The Fund may engage in active and frequent trading of portfolio securities in order to achieve its primary investment strategies.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Value Opportunities Fund, Inc. — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities Fund, Inc. — Principal Risks of Investing in the Fund” are amended to add the following risks:

•	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	“New Issues” Risk — “New Issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Value Opportunities Fund, Inc. — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities Fund, Inc. — Principal Risks of Investing in the Fund” are amended to delete “Foreign Securities Risk” and “Small Cap and Emerging Growth Securities Risk.”

Change in the Fund’s Performance Information and Benchmark

In the section of the Summary Prospectus entitled “Key Facts About BlackRock Value Opportunities Fund, Inc. — Performance Information” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities Fund, Inc. — Performance Information,” the Russell 3000® Index replaces the S&P SmallCap 600® Value Index as the performance benchmark against which the Fund measures its performance.

Addition of Contractual Expense Caps

The section of the Summary Prospectus entitled “Key Facts About BlackRock Value Opportunities Fund, Inc. — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities Fund, Inc. — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 22 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-68 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	4.50%[2]	1.00%[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[4]	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[4,5]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.49%	0.88%	0.57%	0.44%	0.55%
Administration Fee	0.25%	0.25%	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	0.24%	0.63%	0.32%	0.19%	0.30%
Total Annual Fund Operating Expenses	1.24%	2.38%	2.07%	0.94%	1.55%
Fee Waivers and/or Expense Reimbursements[5,6]	(0.51)%	(0.90)%	(0.59)%	(0.46)%	(0.57)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,6]	0.73%	1.48%	1.48%	0.48%	0.98%
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.
[4]	The fees and expenses shown in the table and the examples that follow include both the expenses of the Fund and the Fund’s share of the Master LLC’s allocated expenses. The Fund’s Management Fees are paid by the Master LLC.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 37, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through July 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC by a vote of a majority of the outstanding voting securities of the Master LLC.
[6]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 37, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% (for Investor A Shares), 1.48% (for Investor B Shares and Investor C Shares), 0.48% (for Institutional Shares) and 0.98% (for Class R Shares) of average daily net assets through July 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$596	$850	$1,124	$1,904
Investor B Shares	$601	$1,006	$1,389	$2,361
Investor C Shares	$251	$592	$1,059	$2,353
Institutional Shares	$49	$254	$475	$1,113
Class R Shares	$100	$434	$791	$1,797

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$151	$656	$1,189	$2,361
Investor C Shares	$151	$592	$1,059	$2,353

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.